Stock-Based Compensation - Annual Activity Of Stock Options (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)		Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Aggregate Intrinsic Value - Exercised		€ 23	[1]	$ 11	$ 18
Cash received from exercise of options	$ 3

[1]	Stock options exercised during 2012 and 2011 had intrinsic values of $11 million and $18 million, respectively, and the cash received from the exercise of options was $3 million in 2013 and was insignificant in 2012 and 2011.